COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
COMMITMENTS
Schedule of operating lease commitments

	December 31,	December 31,	December 31,
	2023	2024	2024
	RMB	RMB	US$
Within 1 year	—	143,438	19,651
1 – 2 years	—	71,719	9,825
Total	—	215,157	29,476